INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of Tax Effect Computed by Applying Federal and Provincial/State Statutory Rates

The tax effect (computed by applying the federal and provincial/state statutory rates in the jurisdictions the Company and its subsidiary operate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2018	2017	2016
	$	$	$
Net income (loss) before taxes	(9,000,755)	(9,968,677)	(292,004)
Average tax rate	32%	26%	25%
Income tax expense (recovery)	(2,198,000)	(2,458,000)	(73,000)

Permanent differences and others	(303,048)	1,457,000	-
Effect of change in income tax rates	(37,000)	(6,000)	-
Temporary differences	57,000	-	-
Change in valuation allowance	2,168,000	902,000	73,000
Net deferred tax (recovery)	(313,048)	(105,000)	-

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities are as follows:

	2018	2017
	$	$
Non-capital loss carry forward	4,518,711	2,214,176
Capital assets	139,000	-
Intangible assets	(645,000)	(694,000)
Share issuance costs	14,000	19,000
Capital losses	4,000	-
Convertible debentures	(30,000)	-
Bonds payable	(27,000)	-
Deferred tax assets not recognized	(4,296,000)	(2,128,000)
Deferred tax asset (liability)	(322,289)	(588,824)